Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Aggregate Minimum Lease Payments	The future aggregate minimum lease payments under the non-cancellable residential apartment building operating lease are as follows:
2024	$642,604
2025	373,941
2026 and thereafter	247,537
Total future minimum lease payments	$1,264,082
Less: imputed interest	(133,576)
Total operating lease liability	$1,130,506
Less: operating lease liability - current	559,375
Total operating lease liability – non current	$571,131